Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2020
Disclosure Of Nature Of Operation And Going Concern Explanatory [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

Versus Systems Inc. (the “Company”) was continued under the Business Corporations Act (British Columbia) effective January 2, 2007. The Company’s head office and registered and records office is 1558 West Hastings Street, Vancouver, BC, V6C 3J4, Canada. The Company is traded on the Canadian Securities Exchange (“CSE”) under the symbol “VS” and on the OTCQB market under the trading symbol “VRSSF”. Subsequent to December 31, 2020 the Company voluntarily delisted from the CSE. On November 20, 2020, the Company filed a registration statement on Form F-1 with the U.S. Securities and Exchange Commission. The proposed offering contemplated by the registration statement is an initial public offering in the United States of the Company’s units, each unit consisting of one common share in the capital of the Company and two warrants, each to purchase one additional common share in the capital of the Company. The offering was finalized in January 2021 (Note 19). During the year ended December 31, 2020, the Company completed a one-for-16 reverse stock split of the Company’s common shares. All share and per share data are presented to reflect the reverse share split on a retroactive basis.

The Company is engaged in the technology sector and is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. Different bases of measurement may be appropriate if the Company is not expected to continue operations for the foreseeable future. As of December 31, 2020, the Company has not achieved positive cash flow from operations and is not able to finance day to day activities through operations. Subsequent to year end, the Company completed a public offering with total proceeds of approximately US$11 million. The Company estimates that it has adequate financial resources for the next twelve months. The Company’s continuation as a going concern is dependent upon its ability to attain profitable operations and generate funds therefrom and/or raise equity capital or borrowings sufficient to meet current and future obligations. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material.

COVID-19 Pandemic

In March 2020 the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn.

Although it is not possible to reliably estimate the length or severity of these developments and their financial impact to the date of approval of these financial statements, these conditions could have a significant adverse impact on the Company’s financial position and results of operations for future periods.